Long-Term Debt (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Debt Instrument [Line Items]
Debentures Redeemed	$ 3,300,000,000	$ 8,394,000,000	$ 11,740,000,000
Long-term debt (Textual) [Abstract]
Specified Period after which Convertible Senior Debenture holders would not receive Interest payments	5 or 9 years prior to applicable maturity date
Convertible Senior Debentures Callable and Putable, Exercise price	100% of accreted principal amount plus accrued and unpaid interest
Junior Subordinated Debentures issued to unconsolidated Subsidiary Trust	176,000,000
Debentures putable by investors, Principal Amount	54,000,000
Convertible Senior Debentures, weighted average conversion price per share	$ 38.66
Debentures sold by unconsolidated trust	676,000,000
Remaining portion of debentures classified as subordinated notes	500,000,000
Medium-term Notes [Member]
Debt Instrument [Line Items]
Weighted-average Interest Rates	2.43%
Federal Home Loan Bank Advances [Member]
Debt Instrument [Line Items]
Weighted-average Interest Rates	2.31%
Unused Borrowing Capacity under Federal Home Loan Bank and Federal Reserve Bank	56,400,000,000	48,100,000,000
Notes Payable to Banks [Member]
Debt Instrument [Line Items]
Weighted-average Interest Rates	1.01%
Fixed rate Junior Subordinated Debenture [Member]
Debt Instrument [Line Items]
Debentures Redeemed	$ 618,000,000	$ 575,000,000
Rate of Junior Subordinated Debenture		5.54%
Fixed rate interest payable for Junior subordinated debentures , minimum	5.75%
Fixed rate interest payable for Junior subordinated debentures , maximum	10.20%